Issued Capital	6 Months Ended
Dec. 31, 2022
Issued Capital [Abstract]
Issued capital

Note 16. Issued capital

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the Company does not have a limited amount of authorised capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote. There are no externally imposed capital requirements.

	Consolidated
	31 December	30 June	31 December	30 June
	2022	2022	2022	2022
	Shares	Shares	$	$

Issued Capital Ordinary	196,053,969	166,749,382	71,803,404	61,822,859

	31 December	30 June	31 December	30 June
	2022	2022	2022	2022
Share movements during the period - ordinary shares	Shares	Shares	$	$

At the start of the period	166,749,382	136,362,538	61,822,859	39,213,794
Shares issued on exercise of Performance rights	10,000,000	5,000,000	8,305,200	1,996,500
Shares issued on exercise of Options	-	3,103,622	-	1,665,905
Shares issued to related party	-	2,000,000	-	920,000
Share based payments	-	1,172,812	-	1,050,237
Share issue - NASDAQ IPO	-	16,100,000	-	16,706,786
Share issue - conversion of convertible note	-	3,010,410	-	3,125,964
Share issue - Vertica acquisition	1,500,000	-	180,000	-
Share issue - Wellteq acquisition	17,804,587	-	1,673,631	-
Less share issue costs	-	-	(178,286)	(2,856,327)
	196,053,969	166,749,382	71,803,404	61,822,859